FIRST TRUST PORTFOLIOS L.P.
                      1001 WARRENVILLE ROAD
                     LISLE, ILLINOIS  60532




                          June 18, 2008



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

     Re:           The First Trust GNMA Reinvestment Income Trust
                      "GRIT" Series 104
              (File No. 333-151037) (CIK No. 0001396828)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on June 12, 2008.

                                    Very truly yours,
                                    The First Trust GNMA Reinvestment Income
                                       Trust "GRIT" Series 104, Registrant



                                    By: FIRST TRUST PORTFOLIOS L.P., Depositor